Average Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series International Small Cap Fund	Dec. 30, 2022
Fidelity Series International Small Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.33%
Past 5 years	16.23%
Past 10 years	13.03%
Fidelity Series International Small Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.76%
Past 5 years	14.25%
Past 10 years	11.65%
Fidelity Series International Small Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.94%
Past 5 years	12.58%
Past 10 years	10.51%
MS141
Average Annual Return:
Past 1 year	10.26%
Past 5 years	11.21%
Past 10 years	10.94%